SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recently issued accounting pronouncements
Future minimum operating lease commitments		$ 110,660
Change in restricted cash		(101,985)	$ 50,585	$ (100,935)
ASU 2014-09
Recently issued accounting pronouncements
Cumulative effective adjustment, Increase in accumulated earnings	$ 1,300
ASU 2016-02
Recently issued accounting pronouncements
Future minimum operating lease commitments		$ 80,200